UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8767
                 ----------------------------------------------

                                UBS MONEY SERIES

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114

 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                        UBS Global Asset Management (US)
                                      Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                         (Name and address of agent for
                                    service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  June 30, 2003

Item 1.  Reports to Stockholders.

               [UBS Global Asset Management LOGO]

               LIR Premier Money Market Fund
               LIR Premier Tax-Free Money Market Fund
               Semiannual Report
               June 30, 2003

UBS Money Series

August 15, 2003

Dear Shareholder,

We present you with the semiannual report for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund for the six months ended June 30, 2003.

An Interview with Portfolio Managers Susan Ryan and Debbie Baggett

Q. How did the Funds perform during the period?

A. Short-term interest rates fell during the period. As a result, when the holdings in the Funds' portfolios matured, they had to be replaced with securities that offered lower yields. Therefore, the Funds' seven-day current yields declined during the six-month reporting period.

   At the end of the period, LIR Premier Money Market Fund's seven-day current yield (after fee waivers) was 0.27%, while its seven-day current yield on December 31, 2002, after fee waivers, was 0.59%. LIR Premier Tax-Free Money Market Fund had a seven-day current yield of 0.37% after fee waivers, while its seven-day current yield on December 31, 2002, after fee waivers, was 0.77%. (For more on the Funds' performance, refer to "Performance At A Glance" on page 5.)

--------------------------------------------------------------------------------
LIR Premier Money Market Fund

Investment Goal:
High level of current income
consistent with preservation of
capital and liquidity.

Portfolio Manager:
Susan P. Ryan
UBS Global Asset Management
(US) Inc.

Commencement:
May 20, 1991 (predecessor fund)

LIR Premier Tax-Free Money
Market Fund

Investment Goal:
High level of current income
exempt from federal income tax
consistent with preservation of
capital and liquidity.

Portfolio Manager:
Debbie Baggett
UBS Global Asset Management
(US) Inc.

Commencement:
October 7, 1996 (predecessor fund)

Dividend payments (both
Funds): Monthly
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Money Series

Q. Can you describe the economic environment during the reporting period?

A. Overall, the economy was fairly weak throughout the period. Early on, anticipation of the war in Iraq, saber rattling in North Korea and renewed concerns about terrorism preoccupied the country and served to undermine the economy. Following the end to major fighting in Iraq, economic indicators, including consumer and business spending, continued to paint a mixed picture of economic health.

Q. What are some of the reasons for the tepid economic growth?

A. Throughout 2002, consumer spending, which accounts for two-thirds of the US economy, was relatively strong. This was in sharp contrast to corporate spending, which remained subdued as companies postponed major purchases until clearer signs of a sustainable economic recovery were visible. However, both consumer and corporate spending weakened in early 2003 amid geopolitical concerns, a spike in oil prices, rising unemployment and severe weather in some parts of the country. In the aftermath of major conflict in Iraq, no clear spending picture emerged.

Q. How did the Federal Reserve Board (the "Fed") react to the weakening economy?

A. In the early months of the period, the Fed deferred from making a rate cut, although it made it clear that it was assuming a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed alluded to the possibility of a future rate cut, citing that it viewed economic weakness to be a greater risk than inflation. Many took the statement to mean that a rate cut would likely be implemented at the Fed's next meeting. It came as no surprise, then, when, in an endnote to the period, the Fed moved to lower the federal funds rate by a quarter of a percentage point at its June 25, 2003 Federal Open Market Committee meeting. The move brought the rate to 1.0%--its lowest level since 1958. In explaining the move, the Fed stated that the economy had yet to exhibit sustainable growth, and that "a slightly more expansive monetary policy would add further support for an economy which it expects to improve over time."


--------------------------------------------------------------------------------
2

UBS Money Series

Q. How did you manage the Funds in this turbulent environment?

A. We continued to utilize a "barbell" strategy in both Funds, whereby we purchased securities at both ends of the maturity spectrum. The Funds' longer-term securities--with maturities up to around one year--were used to lock in higher yields as interest rates fell. At the same time, their shorter-term securities--typically one month or less in duration--provided liquidity.

   Given the combination of a weak economy, uncertainty regarding the outcome and repercussions of the war in Iraq, and corporate accounting scandals, the credit markets were extremely volatile during the period. Therefore, within the LIR Premier Money Market Fund, we emphasized government securities that offered the highest credit quality and liquidity. By doing so, we were able to avoid the problems that plagued some areas of the corporate credit markets. Within LIR Premier Tax-Free Money Market Fund, we followed a similar strategy, purchasing only those securities that we found to be of high quality and liquidity. As a result, we were able to avoid the economic problems faced by some municipalities.

Q. What is your outlook for the economy, and how do you anticipate structuring the Funds going forward?

A. In our last report to shareholders, we stated that we were skeptical about the strength of an economic recovery. This proved to be well-founded, as there have been few indications that a sustained economic upturn is taking place. Despite the rapid conclusion to major conflict in Iraq, there continues to be a great deal of uncertainty around the world. The repercussions of the war remain unknown and the situation in North Korea remains volatile.

   In the US, one could look at the economic "glass" as either being half full, or half empty. Among the positives, major combat in Iraq has ended and consumer confidence has risen since the height of the war. Oil prices have fallen sharply, and low interest rates continue to spur mortgage refinancing, which places more money in consumers' pockets. The stock market has rallied, and an economic stimulus package was approved by Congress.

   On the other hand, unemployment remains high, and the economy will have to gain momentum in order to stimulate the labor market. The housing market may have peaked, and consumer debt levels are high. Finally, the Fed has less mobility to lower short-term interest rates--although Chairman Greenspan has indicated his willingness to lower rates again if the economy fails to recover as anticipated.


--------------------------------------------------------------------------------

UBS Money Series

   Against this backdrop, credit quality and liquidity will continue to be of paramount importance. To this end, specifically with regard to LIR Premier Money Market Fund, we intend to continue allocating a large portion of the portfolio to US government securities. For both Funds, we expect to continue employing a barbell strategy for as long as rate spreads continue to support such a strategy.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Joseph A. Varnas
--------------------
Joseph A. Varnas
President
LIR Premier Money Market Fund
LIR Premier Tax-Free Money Market Fund
Managing Director
UBS Global Asset Management (US) Inc.

/s/ Susan P. Ryan                       /s/ Debbie Baggett
-----------------                       ------------------
Susan P. Ryan                           Debbie Baggett
Portfolio Manager                       Portfolio Manager
LIR Premier Money Market Fund           LIR Premier Tax-Free Money Market Fund
Executive Director                      Director
UBS Global Asset Management (US) Inc.   UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended June 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Funds. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a Fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
4

UBS Money Series

Performance At A Glance

LIR Premier Money Market Fund

Yields and Characteristics               6/30/03   12/31/02    6/30/02
===========================================================================
7-Day Current Yield*                       0.27%       0.59%     1.12%
---------------------------------------------------------------------------
7-Day Effective Yield*                     0.27%       0.59%     1.13%
---------------------------------------------------------------------------
Weighted Average Maturity**              51 days     51 days   68 days
---------------------------------------------------------------------------
Net Assets (bln)                          $2.239      $2.122    $2.143
---------------------------------------------------------------------------

Sector Allocation***                     6/30/03   12/31/02    6/30/02
===========================================================================
Commercial Paper                           46.7%      39.9%      38.0%
---------------------------------------------------------------------------
U.S. Government & Agency Obligations       38.4       39.2       37.3
---------------------------------------------------------------------------
Bank Obligations                            6.0        7.6       18.3
---------------------------------------------------------------------------
Short-Term Corporate Obligations            4.6        4.9        1.6
---------------------------------------------------------------------------
Money Market Funds                          4.3        6.5        6.5
---------------------------------------------------------------------------
Repurchase Agreements                        --        1.8         --
---------------------------------------------------------------------------
Liabilities in Excess of Other Assets        --         --      ( 1.7)
---------------------------------------------------------------------------
Other Assets in Excess of Liabilities        --        0.1         --
---------------------------------------------------------------------------
Total                                     100.0%     100.0%     100.0%
===========================================================================

LIR Premier Tax-Free Money Market Fund

Yields and Characteristics               6/30/03   12/31/02    6/30/02
===========================================================================
7-Day Current Yield*                       0.37%       0.77%     0.79%
---------------------------------------------------------------------------
7-Day Effective Yield*                     0.37%       0.77%     0.79%
---------------------------------------------------------------------------
Weighted Average Maturity**              45 days     59 days   44 days
---------------------------------------------------------------------------
Net Assets (mm)                          $139.1       $111.2    $119.7
---------------------------------------------------------------------------

Sector Allocation***                     6/30/03   12/31/02    6/30/02
===========================================================================
Variable Rate Demand Notes                 69.4%       64.8%     79.6%
---------------------------------------------------------------------------
Municipal Notes                            20.4        30.0      15.6
---------------------------------------------------------------------------
Commercial Paper                           17.0         9.3      11.0
---------------------------------------------------------------------------
Liabilities in Excess of Other Assets      (6.8)       (4.1)     (6.2)
---------------------------------------------------------------------------
Total                                     100.0%      100.0%    100.0%
===========================================================================

  * Yields will flucuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.

 ** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------

LIR Premier Money Market Fund

Statement of Net Assets -- June 30, 2003 (unaudited)

Principal
  Amount                                               Maturity      Interest
  (000)                                                 Dates         Rates             Value
=================================================================================================
U.S. Government & Agency Obligations-38.35%
=================================================================================================
                                                      07/03/03 to    0.930 to
 $130,000 U.S. Treasury Bills (1)                     10/02/03       1.230%@         $129,865,058
-------------------------------------------------------------------------------------------------
                                                                     1.000 to
   45,000 Federal Farm Credit Bank                    07/01/03       1.015 *           44,997,531
-------------------------------------------------------------------------------------------------
                                                                     1.025 to
   65,000 Federal Home Loan Bank                      07/01/03       1.030 *           65,007,695
-------------------------------------------------------------------------------------------------
                                                      07/11/03 to    1.100 to
  165,000 Federal Home Loan Bank                      08/06/03       1.160 @          164,903,844
-------------------------------------------------------------------------------------------------
                                                      04/08/04 to    1.180 to
  163,000 Federal Home Loan Bank                      07/02/04       1.400            163,000,000
-------------------------------------------------------------------------------------------------
                                                      09/25/03 to    0.900 to
   55,000 Federal Home Loan Mortgage Corp.            10/20/03       1.800 @           54,813,750
-------------------------------------------------------------------------------------------------
   25,000 Federal National Mortgage Association       07/01/03       1.000 *           25,000,000
-------------------------------------------------------------------------------------------------
                                                      07/09/03 to    0.890 to
  156,000 Federal National Mortgage Association       08/27/03       1.190 @          155,873,232
-------------------------------------------------------------------------------------------------
                                                      02/20/04 to    1.400 to
   55,000 Student Loan Marketing Association          02/24/04       1.405             55,000,000
-------------------------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations
 (cost--$858,461,110)                                                                 858,461,110
=================================================================================================
Certificates of Deposit-6.03%
=================================================================================================
 U.S.-3.57%
   50,000 American Express Centurion Bank             07/01/03       1.250             50,000,000
-------------------------------------------------------------------------------------------------
   30,000 SunTrust Bank                               07/01/03       1.140*            29,999,554
-------------------------------------------------------------------------------------------------
                                                                                       79,999,554
-------------------------------------------------------------------------------------------------
 Non-U.S.-2.46%
                                                                     1.025 to
   55,000 Abbey National Treasury Services PLC        07/01/03       1.050*            54,993,517
-------------------------------------------------------------------------------------------------
Total Certificates of Deposit
 (cost--$134,993,071)                                                                 134,993,071
=================================================================================================
Commercial Paper@-46.74%
=================================================================================================
 Asset Backed-Banking-U.S.-2.23%
                                                      08/04/03 to    0.900 to
   50,000 Atlantis One Funding                        11/20/03       1.200             49,882,917
-------------------------------------------------------------------------------------------------
 Asset Backed-Miscellaneous-9.15%
   30,000 Asset Securitization Cooperative Corp.      07/22/03       1.070             29,981,275
-------------------------------------------------------------------------------------------------
   40,000 Falcon Asset Securitization Corp.           07/18/03       1.000             39,981,111
-------------------------------------------------------------------------------------------------
                                                      07/24/03 to    0.980 to
   65,000 Grampian Funding LLC                        08/18/03       1.200             64,935,528
-------------------------------------------------------------------------------------------------
   28,998 Old Line Funding Corp.                      07/29/03       1.230             28,970,259
-------------------------------------------------------------------------------------------------
   40,925 Preferred Receivables Funding Corp.         07/17/03       1.040             40,906,083
-------------------------------------------------------------------------------------------------
                                                                                      204,774,256
-------------------------------------------------------------------------------------------------
 Automobile OEM-3.18%
   12,620 American Honda Finance Corp.                07/08/03       1.120             12,617,252
-------------------------------------------------------------------------------------------------
   24,000 BMW U.S. Capital, Inc.                      07/18/03       1.220             23,986,173
-------------------------------------------------------------------------------------------------
   34,500 Toyota Motor Credit Corp.                   07/11/03       1.130             34,489,171
-------------------------------------------------------------------------------------------------
                                                                                       71,092,596
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6

LIR Premier Money Market Fund

Statement of Net Assets -- June 30, 2003 (unaudited)

Principal
  Amount                                                Maturity       Interest
  (000)                                                  Dates          Rates         Value
================================================================================================
Commercial Paper@-(concluded)
================================================================================================
 Banking-U.S.-11.19%
$25,000   Bank of America Corp.                        07/16/03        1.100%        $24,988,542
------------------------------------------------------------------------------------------------
 25,700   CBA (Delaware) Finance, Inc.                 07/09/03        1.240          25,692,918
------------------------------------------------------------------------------------------------
 25,000   Credit Lyonnais North America, Inc.          07/07/03        1.240          24,994,833
------------------------------------------------------------------------------------------------
                                                       07/02/03 to     1.060 to
 55,000   Fortis Funding LLC                           07/11/03        1.180          54,990,347
------------------------------------------------------------------------------------------------
 25,000   Nordea North America, Inc.                   07/03/03        1.230          24,998,292
------------------------------------------------------------------------------------------------
                                                       07/07/03 to     1.215 to
 45,000   Societe Generale                             07/09/03        1.245          44,989,100
------------------------------------------------------------------------------------------------
 50,000   Stadshypotek Delaware, Inc.                  07/30/03        1.100          49,955,694
------------------------------------------------------------------------------------------------
                                                                                     250,609,726
------------------------------------------------------------------------------------------------
 Banking-Non-U.S.-4.02%
 40,000   HBOS Treasury Services PLC                   09/22/03        0.920          39,915,155
------------------------------------------------------------------------------------------------
 50,000   Royal Bank of Scotland PLC                   07/02/03        1.240          49,998,278
------------------------------------------------------------------------------------------------
                                                                                      89,913,433
------------------------------------------------------------------------------------------------
 Brokerage-4.24%
 10,000   Bear Stearns Cos., Inc.                      07/01/03        1.350          10,000,000
------------------------------------------------------------------------------------------------
 40,000   Citigroup Global Markets Holdings, Inc.      07/07/03        1.050          39,993,000
------------------------------------------------------------------------------------------------
                                                       07/01/03 to     1.090 to
 45,000   Morgan Stanley & Co.                         07/11/03        1.240          44,991,389
------------------------------------------------------------------------------------------------
                                                                                      94,984,389
------------------------------------------------------------------------------------------------
 Energy-Integrated-1.34%
 30,000   Shell Finance (UK) PLC                       07/14/03        1.210          29,986,892
------------------------------------------------------------------------------------------------
 Finance-NonCaptive Consumer-2.23%
 50,000   American Express Credit Corp.                07/10/03        1.120          49,986,000
------------------------------------------------------------------------------------------------
 Finance-NonCaptive Diversified-4.25%
 40,254   CIT Group, Inc.                              07/02/03        1.260          40,252,591
------------------------------------------------------------------------------------------------
          General Electric Capital International
 35,000    Funding, Inc.                               08/12/03        1.080          34,955,900
------------------------------------------------------------------------------------------------
 20,000   International Lease Finance Corp.            07/14/03        1.050          19,992,417
------------------------------------------------------------------------------------------------
                                                                                      95,200,908
------------------------------------------------------------------------------------------------
 Food & Beverage-1.79%
 40,000   Nestle Australia Ltd.                        07/14/03        1.150          39,983,389
------------------------------------------------------------------------------------------------
 Insurance-P&C-1.11%
 25,000   Marsh & McLennan Co., Inc.                   08/20/03        1.020          24,964,583
------------------------------------------------------------------------------------------------
 Telecom-Wirelines-1.12%
 25,000   BellSouth Corp.                              07/03/03        1.030          24,998,569
------------------------------------------------------------------------------------------------
 Utilities-0.89%
 20,000   RWE AG                                       07/16/03        1.150          19,990,417
------------------------------------------------------------------------------------------------
Total Commercial Paper
 (cost--$1,046,368,075)                                                            1,046,368,075
================================================================================================


--------------------------------------------------------------------------------

LIR Premier Money Market Fund

Statement of Net Assets -- June 30, 2003 (unaudited)

Principal
  Amount                                                    Maturity      Interest
  (000)                                                      Dates         Rates           Value
=====================================================================================================
Short-Term Corporate Obligations-4.60%
=====================================================================================================
 Asset Backed-Finance-3.04%
$30,000   CC (USA), Inc.                                    07/01/03       1.080%*        $30,000,000
-----------------------------------------------------------------------------------------------------
 18,000   Dorada Finance, Inc.                              07/01/03       1.075*          17,999,820
-----------------------------------------------------------------------------------------------------
 20,000   K2 (USA) LLC                                      07/15/03       1.160*          20,000,000
-----------------------------------------------------------------------------------------------------
                                                                                           67,999,820
-----------------------------------------------------------------------------------------------------
 Energy-Integrated-0.89%
 20,000   BP Capital Markets PLC                            07/01/03       1.045*          20,000,000
-----------------------------------------------------------------------------------------------------
 Finance-NonCaptive Diversified-0.67%
 15,000   General Electric Capital Corp.                    07/09/03       1.320*          15,000,000
-----------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
 (cost--$102,999,820)                                                                     102,999,820
=====================================================================================================

 Number of
 Shares
  (000)
=====================================================================================================
Money Market Funds-4.28%
=====================================================================================================
 73,371   AIM Liquid Assets Portfolio                       07/01/03       1.050+          73,371,067
-----------------------------------------------------------------------------------------------------
     27   AIM Prime Portfolio                               07/01/03       1.040+              27,089
-----------------------------------------------------------------------------------------------------
     39   BlackRock Provident Institutional TempFund        07/01/03       1.002+              38,923
-----------------------------------------------------------------------------------------------------
    707   Dreyfus Cash Management Fund                      07/01/03       1.006+             706,678
-----------------------------------------------------------------------------------------------------
 21,628   Scudder Money Market Series                       07/01/03       1.037+          21,628,216
-----------------------------------------------------------------------------------------------------
Total Money Market Funds
 (cost--$95,771,973)                                                                       95,771,973
=====================================================================================================
Total Investments (cost--$2,238,594,049 which
 approximates cost for federal income tax
 purposes) (2)--100.00%                                                                 2,238,594,049
-----------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.00)%                                                (51,314)
-----------------------------------------------------------------------------------------------------
Net Assets (applicable to 2,238,513,634 shares of
 beneficial interest outstanding equivalent to $1.00
 per share)--100.00%                                                                   $2,238,542,735
=====================================================================================================

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of June 30, 2003, and reset periodically.
@    Interest rates shown are the discount rates at date of purchase.
(1)  Security, or portion thereof, was on loan at June 30, 2003.
(2)  Includes $49,879,875 of investments in securities on loan, at value.
OEM  Original Equipment Manufacturer.
+    Interest rates shown reflect yield at June 30, 2003.

                       Weighted average maturity--51 days


                See accompanying notes to financial statements


--------------------------------------------------------------------------------
8

LIR Premier Tax-Free Money Market Fund
Statement of Net Assets -- June 30, 2003 (unaudited)

Principal
 Amount                                                         Maturity   Interest
  (000)                                                          Dates      Rates           Value
====================================================================================================
Municipal Bonds and Notes-89.86%
====================================================================================================
Alabama-0.72%
          Mobile Alabama Industrial Development Board,
           Dock and Wharf Revenue, Series B (Holnam,
 $1,000    Inc. Project)                                           A        0.950%        $1,000,000
====================================================================================================
          Valdez Alaska Marine Term Revenue Refunding
  1,500    (BP Pipelines, Inc. Project-A)                          A        0.950          1,500,000
====================================================================================================
Arizona-1.65%
          Pima County Industrial Development Authority
           Revenue (Tucson Electric Light & Power
  1,500    Improvements)                                           A        0.950          1,500,000
----------------------------------------------------------------------------------------------------
          Pinal County Pollution Control Revenue, Series A
    800    (Newmont Mining Corp.)                                  A        1.000            800,000
----------------------------------------------------------------------------------------------------
                                                                                           2,300,000
====================================================================================================
California-2.66%
          California State Department of Water Resources
  1,100    Power Supply Revenue, Series C-4                        A        1.050          1,100,000
----------------------------------------------------------------------------------------------------
  2,600   California State, Series A-3                             A        1.000          2,600,000
----------------------------------------------------------------------------------------------------
                                                                                           3,700,000
====================================================================================================
Colorado-4.04%
          Colorado E 470 Public Highway Authority
  1,135    Revenue (Vehicle Registration Fee)                      A        0.950          1,135,000
----------------------------------------------------------------------------------------------------
          Colorado Housing & Finance Authority, Multi-
  1,490    Family Housing Revenue, Series A-1 (Class III)          A        1.050          1,490,000
----------------------------------------------------------------------------------------------------
          Colorado Housing & Finance Authority, Single-
  1,000    Family Housing Revenue, Series C-6                   11/01/03    1.550          1,000,000
----------------------------------------------------------------------------------------------------
          Colorado Regional Transportation District
           Certificates of Participation, Series A (Transit
  2,000    Vehicles Project)                                       A        0.950          2,000,000
----------------------------------------------------------------------------------------------------
                                                                                           5,625,000
====================================================================================================
Connecticut-2.34%
          Connecticut State Health & Educational Facilities
           Authority Revenue, Series B (Ascension Health
  1,955    Credit)                                                 A        0.950          1,955,000
----------------------------------------------------------------------------------------------------
          Connecticut State Health & Educational Facilities
  1,300    Authority Revenue, Series U (Yale University)           A        1.000          1,300,000
----------------------------------------------------------------------------------------------------
                                                                                           3,255,000
====================================================================================================
District of Columbia-2.59%
  3,600   District of Columbia (Multi-Modal), Series B             A        1.050          3,600,000
====================================================================================================
Florida-1.87%
          Tampa Florida Occupational License Tax Revenue,
  2,600    Series B                                                A        0.900          2,600,000
====================================================================================================


--------------------------------------------------------------------------------

LIR Premier Tax-Free Money Market Fund

Statement of Net Assets -- June 30, 2003 (unaudited)

Principal
  Amount                                                        Maturity    Interest
  (000)                                                          Dates       Rates           Value
=====================================================================================================
Municipal Bonds and Notes-(continued)
=====================================================================================================
Georgia-10.21%
          Atlanta Downtown Development Authority
 $4,800    Refunding (Underground Atlanta Project)                  A        0.970%        $4,800,000
-----------------------------------------------------------------------------------------------------
          Clayton County Housing Authority, Multi-Family
  1,405    Housing Revenue (Villa Rouge Apartments)                 A        1.040          1,405,000
-----------------------------------------------------------------------------------------------------
          De Kalb Private Hospital Authority Revenue
           Anticipation Certificates
  1,750    (Eagleston Children's Health Center)                     A        0.950          1,750,000
-----------------------------------------------------------------------------------------------------
          Fulco Georgia Hospital Authority Revenue
           Anticipation Certificates
  1,200    (Shepherd Center, Inc. Project)                          A        0.950          1,200,000
-----------------------------------------------------------------------------------------------------
          Fulton County Housing Authority Mutil-Family
           Housing Revenue Refunding
  2,000    (Spring Creek Crossing)                                  A        1.000          2,000,000
-----------------------------------------------------------------------------------------------------
  1,145   Georgia State General Obligation, Series B            07/01/03     4.000          1,145,000
-----------------------------------------------------------------------------------------------------
          Gwinnett County Housing Authority, Multi-Family
    500    Housing Revenue (Post Court Project)                     A        1.000            500,000
-----------------------------------------------------------------------------------------------------
          Savannah County Economic Development
           Authority Revenue
  1,400    (YMCA of Coastal Georgia, Inc. Project)                  A        1.000          1,400,000
-----------------------------------------------------------------------------------------------------
                                                                                           14,200,000
=====================================================================================================
Idaho-0.73%
  1,000   Idaho State Tax Anticipation Notes                    06/30/04     2.000          1,011,870
=====================================================================================================
Illinois-4.43%
          Illinois Development Finance Authority Revenue
  1,300    (Chicago Commons Project)                                A        1.000          1,300,000
-----------------------------------------------------------------------------------------------------
          Illinois Development Finance Authority Revenue
    855    (Jewish Federation Project)                              A        1.000            855,000
-----------------------------------------------------------------------------------------------------
          Illinois Development Finance Authority Revenue,
           Pollution Control Revenue
  1,800    (A.E. Staley Manufacturing Co. Project)                  A        0.900          1,800,000
-----------------------------------------------------------------------------------------------------
          Illinois Educational Facilities Authority Revenue,
  1,800    Series CP-1 (DePaul University)                          A        1.000          1,800,000
-----------------------------------------------------------------------------------------------------
          Illinois Health Facilities Authority Revenue,
    400    Series C (University of Chicago Hospital Project)        A        1.000            400,000
-----------------------------------------------------------------------------------------------------
                                                                                            6,155,000
=====================================================================================================
Indiana-2.82%
          Indiana Health Facilities Financing Authority
    900    Revenue, Series B (Ascension Health Credit)              A        0.950            900,000
-----------------------------------------------------------------------------------------------------
          Indiana Municipal Power Supply Systems Revenue
  1,000    Refunding, Series A                                      A        0.950          1,000,000
-----------------------------------------------------------------------------------------------------
          Indianapolis Indiana Local Public Improvement
  1,025    Bond, Series F                                       01/08/04     1.250          1,026,968
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10

LIR Premier Tax-Free Money Market Fund

Statement of Net Assets -- June 30, 2003 (unaudited)

Principal
  Amount                                                    Maturity   Interest
  (000)                                                       Dates     Rates        Value
=============================================================================================
Municipal Bonds and Notes-(continued)
=============================================================================================
Indiana-(concluded)
          Indianapolis Indiana Local Public Improvement
 $1,000    Bond, Series H                                   08/29/03   1.250%      $1,000,433
---------------------------------------------------------------------------------------------
                                                                                    3,927,401
=============================================================================================
Louisiana-0.68%
          Louisiana Public Facilities Authority Revenue,
           Series A (College and University Equipment and
    940    Capital)                                             A      1.050          940,000
=============================================================================================
Massachusetts-3.03%
  1,000   Everett Massachusetts Bond Anticipation Notes     09/12/03   2.500        1,002,050
---------------------------------------------------------------------------------------------
          Massachusetts Health and Educational Facilities
           Authority Revenue, Series D
  1,200    (Capital Assets Program)                             A      0.950        1,200,000
---------------------------------------------------------------------------------------------
  2,000   Natick Massachusetts Bond Anticipation Notes      04/30/04   2.000        2,014,825
---------------------------------------------------------------------------------------------
                                                                                    4,216,875
=============================================================================================
Michigan-1.37%
          Michigan Housing Authority Revenue,
  1,505    Single Family, Series 2000A                          A      1.050        1,505,000
---------------------------------------------------------------------------------------------
          University of Michigan Revenue Refunding,
    400    Series A-2                                           A      0.950          400,000
---------------------------------------------------------------------------------------------
                                                                                    1,905,000
=============================================================================================
Minnesota-0.57%
          Minneapolis & St. Paul Housing & Redevelopment
           Authority Health Care System, Series B
    800    (Children's Health Care)                             A      1.050          800,000
=============================================================================================
Missouri-1.22%
          St. Charles County Industrial Development
           Authority Revenue
  1,400    (Remington Apartment's Project)                      A      0.980        1,400,000
---------------------------------------------------------------------------------------------
          University of Missouri Revenue, Series A
    300    (Systems Facilities)                                 A      0.980          300,000
---------------------------------------------------------------------------------------------
                                                                                    1,700,000
=============================================================================================
Nebraska-2.66%
          Lancaster County Hospital Authority, Series A
  1,400    (Immanuel Health System)                             A      0.970        1,400,000
---------------------------------------------------------------------------------------------
          Nebraska Help, Inc. Revenue, Series D
  1,000    (Multiple Mode Student Loan)                         A      1.050        1,000,000
---------------------------------------------------------------------------------------------
          Nebraska Help, Inc. Revenue, Series E
  1,300    (Multiple Mode Student Loan)                         A      1.050        1,300,000
---------------------------------------------------------------------------------------------
                                                                                    3,700,000
=============================================================================================
Nevada-1.63%
          Clark County Airport Improvement Revenue,
  2,270    Sub-Lien, Series A-1                                 A      0.900        2,270,000
=============================================================================================


--------------------------------------------------------------------------------

LIR Premier Tax-Free Money Market Fund

Statement of Net Assets -- June 30, 2003 (unaudited)

Principal
  Amount                                                       Maturity  Interest
  (000)                                                          Dates    Rates         Value
================================================================================================
Municipal Bonds and Notes-(continued)
================================================================================================
New Hampshire-1.01%
          New Hampshire Housing Finance Authority,
           Multi-Family Revenue
 $1,400    (EQR Bond Partnership Project)                          A      0.900%      $1,400,000
================================================================================================
New Mexico-0.64%
    890   University of New Mexico (University Revenue)            A      0.900          890,000
================================================================================================
New York-5.80%
    900   New York City, Series B2-Subseries B5                    A      0.950          900,000
------------------------------------------------------------------------------------------------
          New York City Industrial Development Agency
           Civic Facilities Revenue, Series B
  4,000    (Lycee Francais de New York Project)                    A      0.980        4,000,000
------------------------------------------------------------------------------------------------
          New York State Local Government Assistance
  3,100    Corp. Refunding Sub Lien, Series A-5V                   A      0.920        3,100,000
------------------------------------------------------------------------------------------------
          New York State Medical Care Facilities Financing
           Revenue, Series A
     65    (Pooled Equipment Loan Program II)                      A      0.900           65,000
------------------------------------------------------------------------------------------------
                                                                                      8,065,000
================================================================================================
North Carolina-1.74%
  1,435   North Carolina, Series A (Public Improvement)            A      0.850        1,435,000
------------------------------------------------------------------------------------------------
          North Carolina Educational Facility
    990    (Elon College Project)                                  A      0.950          990,000
------------------------------------------------------------------------------------------------
                                                                                       2,425,000
================================================================================================
Ohio-2.85%
          Cincinnati Ohio City School District Bond
  2,000    Anticipation Notes                                  01/20/04   1.300        2,004,920
------------------------------------------------------------------------------------------------
          Franklin County Hospital Revenue, Series A
    955    (US Health Corp.)                                       A      0.950          955,000
------------------------------------------------------------------------------------------------
          Princeton Ohio City School District Bond
  1,000    Anticipation Notes                                  01/15/04   1.350        1,002,410
------------------------------------------------------------------------------------------------
                                                                                       3,962,330
================================================================================================
Oklahoma-1.01%
          Oklahoma City Industrial & Cultural Facilities
  1,400    Revenue (Oklahoma City University Project)              A      1.050        1,400,000
================================================================================================
Oregon-1.45%
          Multnomah County Tax & Revenue Anticipation
  2,000    Notes                                               06/30/04   1.750        2,016,800
================================================================================================
Pennsylvania-5.83%
          Bucks County Industrial Development Authority
  1,600    Revenue (SHV Real Estate)                               A      0.950        1,600,000
------------------------------------------------------------------------------------------------
          Delaware County Hospital Revenue
  2,965    (Crozer-Chester Medical Center)                         A      1.000        2,965,000
------------------------------------------------------------------------------------------------
          Philadelphia Hospital and Higher Education Facility
           Authority Revenue (Children's Hospital
  2,070    Project-B)                                              A      0.980        2,070,000
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12

LIR Premier Tax-Free Money Market Fund

Statement of Net Assets -- June 30, 2003 (unaudited)

Principal
  Amount                                                       Maturity  Interest
  (000)                                                          Dates    Rates         Value
================================================================================================
Municipal Bonds and Notes-(continued)
================================================================================================
Pennsylvania-(concluded)
          Philadelphia Hospital and Higher Education Facility
 $1,470    Authority Revenue (Health System-Jefferson-B)       03/26/04   1.200%      $1,470,000
------------------------------------------------------------------------------------------------
                                                                                       8,105,000
================================================================================================
Puerto Rico-0.72%
          Puerto Rico Commonwealth Tax & Revenue
  1,000    Anticipation Notes                                  07/30/03   2.500        1,001,026
================================================================================================
Rhode Island-0.72%
  1,000   Warwick Rhode Island Bond Anticipation Notes         01/21/04   1.500        1,003,483
================================================================================================
South Carolina-0.72%
          Spartanburg County School District Bond
  1,000    Anticipation Notes, Series B                        05/13/04   2.000        1,007,622
================================================================================================
Tennessee-1.49%
          Metropolitan Government Nashville & Davidson
           County, Health & Educational Facility Authority
  2,070    Revenue, Series A (Vanderbilt University)               A      0.900        2,070,000
================================================================================================
Texas-10.07%
          Angelina & Neches River Authority, Texas
           Industrial Development Solid Waste Revenue
    600    (Westvac TEEC Inc.-1984 C)                              A      0.950          600,000
------------------------------------------------------------------------------------------------
          Austin County Industrial Development Corp.,
           Industrial Development Revenue
  1,000    (Justin Industrials, Inc. Project)                      A      0.950        1,000,000
------------------------------------------------------------------------------------------------
          Guadalupe-Blanco River Authority Pollution
           Control Revenue
  1,400    (Central Power & Light Co. Project)                     A      0.950        1,400,000
------------------------------------------------------------------------------------------------
          Gulf Coast Waste Disposal Authority
           Environmental Improvement Revenue
  1,400    (Amoco Oil Co. Project)                                 A      1.100        1,400,000
------------------------------------------------------------------------------------------------
          Harris County Industrial Development Corp.
  1,500    Revenue (Bay Tank Houston, Inc. Project)                A      0.950        1,500,000
------------------------------------------------------------------------------------------------
          Red River Pollution Control Revenue
  1,000    (Southwestern Public Service)                           A      1.000        1,000,000
------------------------------------------------------------------------------------------------
          Southwest Higher Education Authority
  1,700    (Southern Methodist University)                         A      0.950        1,700,000
------------------------------------------------------------------------------------------------
  5,000   Texas State Tax & Revenue Anticipation Notes         08/29/03   2.750        5,010,100
------------------------------------------------------------------------------------------------
          Texas Water Development Board Revenue
    390    Refunding State Revolving Fund                          A      0.950          390,000
------------------------------------------------------------------------------------------------
                                                                                      14,000,100
================================================================================================
Utah-2.34%
          Intermountain Power Agency Power Supply
  1,000    Revenue, Series E                                       A      1.000        1,000,000
------------------------------------------------------------------------------------------------
  2,250   Weber County Tax & Revenue Anticipation Notes        12/30/03   2.000        2,259,417
------------------------------------------------------------------------------------------------
                                                                                       3,259,417
================================================================================================

--------------------------------------------------------------------------------

LIR Premier Tax-Free Money Market Fund

Statement of Net Assets -- June 30, 2003 (unaudited)

Principal
  Amount                                                         Maturity    Interest
  (000)                                                            Dates      Rates         Value
====================================================================================================
Municipal Bonds and Notes-(concluded)
====================================================================================================
Vermont-0.72%
          Vermont Educational and Health Buildings
           Financing Agency Revenue
 $1,000    (Middlebury College Project A)                        05/01/04     1.150%      $1,000,000
----------------------------------------------------------------------------------------------------
Virginia-0.85%
          Loudoun County Industrial Development
           Authority Residential Care Facilities Revenue
  1,185    (Falcons Landing Project)                                 A        0.950        1,185,000
----------------------------------------------------------------------------------------------------
Washington-4.59%
          Energy Northwest Electric Revenue Refunding,
  2,000    Series D 2 (Project No.3)                                 A        0.970        2,000,000
----------------------------------------------------------------------------------------------------
  1,400   Snohmoish County School District, Series B             06/01/04     5.000        1,439,746
----------------------------------------------------------------------------------------------------
          Tulalip Tribes of the Tulalip Reservation Special
  1,000    Revenue                                                   A        1.050        1,000,000
----------------------------------------------------------------------------------------------------
  1,945   Washington State, GO, Series 96B                           A        0.880        1,945,000
----------------------------------------------------------------------------------------------------
                                                                                           6,384,746
====================================================================================================
Wisconsin-1.01%
          Wisconsin School District Cash Flow Management
  1,000    Program Certificates of Participation, Series A       09/23/03     2.250        1,001,698
----------------------------------------------------------------------------------------------------
          Wisconsin State Health & Educational Facilities
           Authority Revenue, Series C
    400    (Aurora Healthcare, Inc.)                                 A        0.990          400,000
----------------------------------------------------------------------------------------------------
                                                                                           1,401,698
====================================================================================================
Total Municipal Bonds and Notes (cost--$124,983,368)                                     124,983,368
====================================================================================================
Tax-Exempt Commercial Paper-16.97%
====================================================================================================
Arizona-0.72%
          Salt River Agricultural Improvement and Power
  1,000    District Electric Systems Revenue                     08/14/03     1.050        1,000,000
====================================================================================================
District of Columbia-3.23%                                       08/22/03 to
  4,500   District of Columbia Water & Sewer                     08/27/03     0.950        4,500,000
====================================================================================================
Illinois-0.72%
          Illinois Educational Facilities Authority Revenue
   1,000   (Field Museum)                                        08/28/03     1.100        1,000,000
====================================================================================================
Maryland-1.44%
          Howard County Consolidated Public
  2,000    Improvement Bans                                      08/13/03     0.900        2,000,000
====================================================================================================
Puerto Rico-2.16%
          Puerto Rico Commonwealth Government
  3,000    Development Bank                                      09/26/03     0.950        3,000,000
====================================================================================================


--------------------------------------------------------------------------------
14

LIR Premier Tax-Free Money Market Fund

Statement of Net Assets -- June 30, 2003 (unaudited)

Principal
  Amount                                                         Maturity    Interest
  (000)                                                           Dates       Rates         Value
====================================================================================================
Tax-Exempt Commercial Paper-(concluded)
====================================================================================================
Texas-8.70%
 $1,350   Harris County General Obligation, Series B             08/11/03     1.050%      $1,350,000
----------------------------------------------------------------------------------------------------
  2,755   Harris County, Series D                                07/09/03     1.100        2,755,000
----------------------------------------------------------------------------------------------------
  2,000   Houston Texas General Obligation, Series C             08/11/03     0.950        2,000,000
----------------------------------------------------------------------------------------------------
  2,000   Irving Texas Water and Sewer                           07/15/03     1.050        2,000,000
----------------------------------------------------------------------------------------------------
  3,000   North Central Texas Health Facilities Development      07/11/03     1.100        3,000,000
----------------------------------------------------------------------------------------------------
  1,000   Texas Public Finance Authority, Series B               08/08/03     1.050        1,000,000
----------------------------------------------------------------------------------------------------
                                                                                          12,105,000
====================================================================================================
Total Tax-Exempt Commercial Paper (cost--$23,605,000)                                     23,605,000
====================================================================================================
Total Investments (cost--$148,588,368 which approximates
 cost for federal tax purposes)--106.83%                                                 148,588,368
----------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(6.83)%                                            (9,505,188)
----------------------------------------------------------------------------------------------------
Net Assets (applicable to 139,075,826 shares of beneficial
 interest outstanding equivalent to $1.00 per share)--
 100.00%                                                                                $139,083,180
====================================================================================================

A Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of June 30, 2003, and reset periodically.
GO  General Obligation.

                       Weighted average maturity--45 days


                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

UBS Money Series

Statement of Operations

                                                                        For the
                                                                       Six Months
                                                                         Ended
                                                                     June 30, 2003
                                                                      (unaudited)
                                                          ==================================
                                                           LIR Premier   LIR Premier Tax-Free
                                                           Money Market      Money Market
                                                               Fund              Fund
=============================================================================================
Investment income:
Interest                                                  $14,666,873                $824,449
---------------------------------------------------------------------------------------------
Expenses:
Service and distribution fees                               6,640,327                 418,137
---------------------------------------------------------------------------------------------
Investment advisory and administration fees                 2,213,442                 139,379
---------------------------------------------------------------------------------------------
Transfer agency and related services fees                     570,756                  15,655
---------------------------------------------------------------------------------------------
Insurance expense                                             257,312                  12,744
---------------------------------------------------------------------------------------------
State and federal registration                                216,938                  65,692
---------------------------------------------------------------------------------------------
Custody and accounting                                        110,672                   6,969
---------------------------------------------------------------------------------------------
Reports and notices to shareholders                            85,084                   6,709
---------------------------------------------------------------------------------------------
Professional fees                                              48,925                  26,703
---------------------------------------------------------------------------------------------
Trustees' fees                                                 17,558                   1,012
---------------------------------------------------------------------------------------------
Other expenses                                                 12,034                   8,557
---------------------------------------------------------------------------------------------
                                                           10,173,048                 701,557
---------------------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements by service
 providers                                                   (212,557)               (227,640)
---------------------------------------------------------------------------------------------
Net expenses                                                9,960,491                 473,917
---------------------------------------------------------------------------------------------
Net investment income                                       4,706,382                 350,532
---------------------------------------------------------------------------------------------
Net realized gains from investment activities                     736                      --
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations       $4,707,118                $350,532
=============================================================================================

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
16

UBS Money Series

Statement of Changes in Net Assets

                                                                         LIR Premier Money Market Fund
                                                                     ===================================
                                                                          For the
                                                                         Six Months           For the
                                                                           Ended            Year Ended
                                                                       June 30, 2003       December 31,
                                                                        (unaudited)            2002
========================================================================================================
From operations:
Net investment income                                                     $4,706,382         $23,056,676
--------------------------------------------------------------------------------------------------------
Net realized gains from investment activities                                    736             684,015
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       4,707,118          23,740,691
--------------------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                                     (4,706,382)        (23,056,676)
--------------------------------------------------------------------------------------------------------
Net increase in net assets from beneficial interest transactions         116,743,268          79,622,474
--------------------------------------------------------------------------------------------------------
Net increase in net assets                                               116,744,004          80,306,489
--------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                    2,121,798,731       2,041,492,242
--------------------------------------------------------------------------------------------------------
End of period                                                         $2,238,542,735      $2,121,798,731
========================================================================================================

                                                                              LIR Premier Tax-Free
                                                                               Money Market Fund
                                                                      ==================================
                                                                          For the
                                                                         Six Months           For the
                                                                           Ended            Year Ended
                                                                       June 30, 2003       December 31,
                                                                        (unaudited)            2002
========================================================================================================
From operations:
Net investment income                                                       $350,532            $972,039
--------------------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                                       (350,532)           (972,039)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from beneficial
 interest transactions                                                    27,858,363         (21,686,223)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                     27,858,363         (21,686,223)
--------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                      111,224,817         132,911,040
--------------------------------------------------------------------------------------------------------
End of period                                                           $139,083,180        $111,224,817
========================================================================================================

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

UBS Money Series
Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

UBS Money Series (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust operates as a series mutual fund with five funds: LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (collectively, the "Funds"), UBS Select Money Market Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund are not included herein.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and Accounting for Investments and Investment Income-- Investments are valued at amortized cost, which approximates market value, unless the Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The LIR Premier Money Market Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The LIR Premier Money Market Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the LIR Premier Money Market Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the LIR Premier Money Market Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the LIR


--------------------------------------------------------------------------------
18

UBS Money Series

Notes to Financial Statements (unaudited)

Premier Money Market Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The LIR Premier Money Market Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Investment Advisor and Administrator

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of each Fund. In accordance with the Advisory Contract, each Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of each Fund's average daily net assets. At June 30, 2003, the LIR Premier Money Market Fund and the LIR Premier Tax-Free Money Market Fund owed UBS Global AM $369,969 and $22,530, respectively, in investment advisory and administration fees.

During the six months ended June 30, 2003, UBS Global AM (and in the case of LIR Premier Tax-Free Money Market Fund, Correspondent Service Corporation ("CSC"), formerly an affiliate of UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, reimbursed a portion of the expenses and/or waived fees, when necessary, to maintain each Fund's total annual operating expenses at a level that did not exceed 0.90% and 0.68% of the Fund's average daily net assets for LIR Premier Money Market Fund and LIR Premier Tax-Free


--------------------------------------------------------------------------------

UBS Money Series

Notes to Financial Statements (unaudited)

Money Market Fund, respectively. For the six months ended June 30, 2003, UBS Global AM waived $212,557 and $109,178 in advisory and administration fees from the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively, which is subject to repayment through December 31, 2006. At June 30, 2003, under the above agreement, UBS Global AM owed $16,385 and $15,489, respectively, for fee waivers to LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively.

At June 30, 2003, investment and advisory fees previously waived by UBS Global AM may be subject to repayment to UBS Global AM as follows, including the respective dates of expiration:

                                             Waivers Subject     Expires        Expires
                                              to Repayment        2004           2005
==========================================================================================
LIR Premier Money Market Fund                  $1,260,088      $1,260,088          --
------------------------------------------------------------------------------------------
LIR Premier Tax-Free Money Market Fund            562,202         326,862      $235,340
==========================================================================================

Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, each Fund pays CSC a monthly service and distribution fee at an annual rate of 0.60% of the average daily net assets of each Fund. CSC uses the amounts that it receives under the Distribution Plan to pay certain correspondent firms and other financial services firms (together with CSC, the "Securities Firms") with which it has entered into agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of the Funds. CSC also uses the Distribution Plan fee to (1) spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of Fund shares and (2) offset each Fund's marketing costs, including related overhead expenses. At June 30, 2003, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed CSC $1,109,906 and $67,574, in service and distribution fees, respectively. CSC is contractually obligated to waive 0.17% of the LIR Premier Tax-Free Money Market Fund's distribution and service fees. At June 30, 2003, CSC owed $19,146 for fee waivers under the above agreement to the LIR Premier Tax-Free Money Market Fund. For the six months ended June 30, 2003, CSC waived $118,462 in service and distribution fees to the LIR Premier Tax-Free Money Market Fund, which is subject to repayment through December 31, 2006.

Securities Lending

The LIR Premier Money Market Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at


--------------------------------------------------------------------------------
20

UBS Money Series

Notes to Financial Statements (unaudited)

least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The LIR Premier Money Market Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the LIR Premier Money Market Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The LIR Premier Money Market Fund receives compensation, which is included in interest income for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the LIR Premier Money Market Fund's securities lending program. For the six months ended June 30, 2003, the LIR Premier Money Market Fund earned $15,213 for lending its securities and UBS Financial Services Inc. earned $5,118 in compensation as its lending agent. At June 30, 2003, the LIR Premier Money Market Fund owed UBS Financial Services Inc. $991 in compensation.

At June 30, 2003, the LIR Premier Money Market Fund had securities on loan having a market value of $49,879,875. The LIR Premier Money Market Fund's custodian held U.S. government securities having an aggregate value of $51,009,857 as collateral for portfolio securities loaned as follows:

  Principal
   Amount                            Maturity      Interest
    (000)                              Dates        Rates           Value
================================================================================
               Federal Home Loan
   $24,500      Mortgage Corp.       05/15/04       5.000%        $25,491,515
--------------------------------------------------------------------------------
               Federal National
    24,900      Mortgage Corp.       08/14/06       5.250          25,518,342
--------------------------------------------------------------------------------
                                                                  $51,009,857
================================================================================

Other Liabilities

At June 30, 2003, the Funds had the following liabilities outstanding:

                                                                        Payable for
                                            Payable to     Dividend     Investments     Other Accrued
                                             Custodian      Payable      Purchased        Expenses*
=====================================================================================================
LIR Premier Money Market Fund                    --       $118,686          --            $371,220
-----------------------------------------------------------------------------------------------------
LIR Premier Tax-Free Money Market Fund        $27,144        9,976      $9,745,940          77,593
=====================================================================================================

------------------
* Excludes investment advisory & administration fees and service & distribution fees.


--------------------------------------------------------------------------------

UBS Money Series

Notes to Financial Statements (unaudited)

Money Market Fund Insurance Bonds

At June 30, 2003, each Fund had the ability to use insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by each Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of each Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, each Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the six months ended June 30, 2003, the Funds did not use these insurance bonds.

Federal Tax Status

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by each Fund for the current period will be calculated at each Fund's fiscal year ending December 31, 2003.

The tax character of distributions paid to shareholders by the LIR Premier Money Market Fund during the fiscal year ended December 31, 2002 was ordinary income. The tax character of distributions paid to shareholders by the LIR Premier Tax-Free Money Market Fund during the fiscal year ended December 31, 2002 was tax-exempt income.

The components of accumulated earnings on a tax basis will be calculated at each Fund's fiscal year ending December 31, 2003.


--------------------------------------------------------------------------------
22

UBS Money Series

Notes to Financial Statements (unaudited)

Shares of Beneficial Interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                        For the
                                                       Six Months             For the
                                                         Ended               Year Ended
                                                        June 30,            December 31,
                                                          2003                  2002
=========================================================================================
LIR Premier Money Market Fund:
Shares sold                                           4,900,081,930         9,069,456,552
-----------------------------------------------------------------------------------------
Shares repurchased                                   (4,787,841,797)       (9,013,523,705)
-----------------------------------------------------------------------------------------
Dividends reinvested                                      4,503,135            23,689,627
-----------------------------------------------------------------------------------------
Net increase in shares outstanding                      116,743,268            79,622,474
=========================================================================================
LIR Premier Tax-Free Money Market Fund:
Shares sold                                             288,663,355           476,700,704
-----------------------------------------------------------------------------------------
Shares repurchased                                     (261,138,755)         (499,393,157)
-----------------------------------------------------------------------------------------
Dividends reinvested                                        333,763             1,006,230
-----------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding            27,858,363           (21,686,223)
=========================================================================================


--------------------------------------------------------------------------------

LIR Premier Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                            For the
                                          Six Months
                                             Ended                          For the Years Ended December 31,
                                         June 30, 2003    ========================================================================
                                          (unaudited)        2002           2001           2000#          1999           1998
==================================================================================================================================
Net asset value, beginning of period           $1.00           $1.00           $1.00          $1.00          $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                          0.002           0.011           0.036          0.055          0.043          0.047
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income          (0.002)         (0.011)         (0.036)        (0.055)        (0.043)        (0.047)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00           $1.00           $1.00          $1.00          $1.00          $1.00
==================================================================================================================================
Total investment return(1)                      0.21%           1.07%           3.62%          5.62%          4.40%          4.75%
==================================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period (000's)         $2,238,543      $2,121,799      $2,041,492     $2,126,119     $1,778,330     $1,387,903
----------------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of
 waivers/reimbursements from and
 recoupments to affiliates                      0.90%*          0.90%           0.90%          0.90%          0.92%          0.93%
----------------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before
 waivers/reimbursements from and
 recoupments to affiliates                      0.92%*          0.89%+          0.96%          0.95%          1.03%          1.04%
----------------------------------------------------------------------------------------------------------------------------------
Net investment income to average net
 assets, net of waivers/reimbursements
 from and recoupments to affiliates             0.43%*          1.05%           3.58%          5.48%          4.32%          4.64%
----------------------------------------------------------------------------------------------------------------------------------
Net investment income to average net
 assets, before waivers/reimbursements
 from and recoupments to affiliates             0.41%*          1.06%+          3.52%          5.43%          4.21%          4.53%
==================================================================================================================================

*   Annualized.

# The financial highlights for the periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into LIR Premier Money Market Fund on that date.

+ For the year ended December 31, 2002, the investment advisor was reimbursed for expenses previously waived by the investment advisor on behalf of the Fund, not to exceed the Fund's expense cap of 0.90%.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
24

LIR Premier Tax-Free Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                            For the
                                          Six Months
                                             Ended                     For the Years Ended December 31,
                                         June 30, 2003  ============================================================
                                          (unaudited)      2002         2001         2000#        1999         1998
====================================================================================================================
Net asset value, beginning of period         $1.00         $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                        0.002         0.008        0.020        0.034        0.025        0.028
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income        (0.002)       (0.008)      (0.020)      (0.034)      (0.025)      (0.028)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $1.00         $1.00        $1.00        $1.00        $1.00        $1.00
====================================================================================================================
Total investment return(1)                    0.25%         0.78%        2.06%        3.45%        2.53%        2.83%
====================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period (000's)         $139,083      $111,225     $132,911     $134,353     $109,701     $102,821
--------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of
 waivers/reimbursements from service
 providers                                    0.68%*        0.68%        0.68%        0.69%        0.74%        0.71%
--------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before
 waivers/reimbursements from service
 providers                                    1.01%*        1.04%        1.09%        0.98%        1.05%        1.02%
--------------------------------------------------------------------------------------------------------------------
Net investment income to average net
 assets, net of waivers/reimbursements
 from service providers                       0.50%*        0.77%        2.03%        3.38%        2.50%        2.79%
--------------------------------------------------------------------------------------------------------------------
Net investment income to average net
 assets, before waivers/reimbursements
 from service providers                       0.17%*        0.41%        1.62%        3.09%        2.19%        2.48%
====================================================================================================================

*   Annualized.

# The financial highlights for the periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Tax Free Money Market Portfolio, which reorganized into LIR Premier Tax-Free Money Market Fund on that date.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized.


--------------------------------------------------------------------------------

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

                     (This page intentionally left blank)

                     (This page intentionally left blank)

Trustees

Brian M. Storms                Frederic V. Malek
Chairman
                               Carl W. Schafer
Margo N. Alexander
                               William D. White
Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Principal Officers

Joseph A. Varnas               Susan P. Ryan
President                      Vice President

Amy R. Doberman                Debbie Baggett
Vice President and Secretary   Vice President

Paul H. Schubert               W. Douglas Beck
Vice President and Treasurer   Vice President

Investment Advisor and Administrator

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

                                                          -------------
[UBS LOGO]                                                  Presorted
                                                             Standard
                                                           U.S. Postage
                                                               PAID
                                                          Smithtown, NY
                                                            Permit 700
UBS Global Asset Management                               -------------
51 West 52nd Street
New York, New York 10019

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. [Reserved by SEC for future use. ]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed - End Management Investment Companies.

Not applicable to the registrant.

Item 8. [Reserved by SEC for future use. ]

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Code of Ethics - Form N-CSR requirement not yet effective with respect to the registrant.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.CERT.

(b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS MONEYSERIES

By:   /s/ Joseph A. Varnas
      --------------------
      Joseph A. Varnas
      President

Date: September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Joseph A. Varnas
      ---------------------
      Joseph A. Varnas
      President

Date: September 5, 2003

By:   /s/ Paul H. Schubert
      Paul H. Schubert
      Treasurer

Date: September 5, 2003